STOCKHOLERS' EQUITY (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Outstanding, Beginning	1,433,650	200,000	0
Number of Shares Granted	1,722,500	1,405,000	200,000
Number of Shares Expired/Forfeited	(328,650)	(171,350)
Number of Shares Outstanding, Ending	2,827,500	1,433,650	200,000
Number of shares Exercisable	1,157,597	876,387
Weighted Average Exercise Price Of Outstanding, Beginning	$ 0.54	$ 0.50	$ 0
Weighted Average Exercise Price Of Granted	$ 1.00	$ 0.56	$ 0.50
Weighted Average Exercise Price Of Expired/Forfeited	$ 0.50	$ 0.64
Weighted Average Exercise Price Of Outstanding, Ending	$ 0.82	$ 0.54	$ 0.50
Weighted-average Exercise Price of Exercisable	$ 0.71	$ 0.52
Weighted-average Remaining Contractual Term (years) of Outstanding, Ending	9 years 22 days	9 years 14 days	9 years 10 months 24 days
Weighted-average Remaining Contractual Term (years) of Granted		10 years	10 years
Weighted-average Remaining Contractual Term (years) of Exercisable	8 years 5 months 19 days	9 years 14 days
Aggregate Intrinsic value of outstanding	$ 1,885,475	$ 0
Aggregate Intrinsic value of Exercisable	$ 901,617	$ 2,641,339